Income Taxes - Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Effective Income Tax Rate Reconciliation, Tax Credit, Amount [Abstract]
Income taxe computed percentage	25.00%	25.00%	25.00%